First time adoption of IFRS	9 Months Ended
Mar. 31, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
First time adoption of IFRS
14.   First time adoption of IFRS

The Company has adopted IFRS on July 1, 2011 with a transition date of July 1, 2010. Under IFRS 1, First Time Adoption of International Financial Reporting Standards, the IFRS are applied retrospectively at the transition date with all adjustments to assets and liabilities as stated under GAAP taken to accumulated deficit unless certain exemptions are applied.

The accounting policies set out in Note 3 of the condensed consolidated interim financial statements for the quarter ended September 30, 2011, have been applied in preparing these condensed consolidated interim financial statements. In Note 14 of the September 30, 2011, condensed consolidated interim financial statements, the Company reported the impact of the transition to IFRS at July 1, 2010 and June 30, 2011. There were no changes to the reconciliations previously recorded.

Presented below are reconciliations prepared by the Company to reconcile to IFRS the equity, net loss and cash flows of the Company from those reported under GAAP:

(a)	Total equity

The following is a reconciliation of the Company’s total equity reported in accordance to GAAP to its total equity under IFRS as at March 31, 2011:

						Total
			Share option	Warrant		shareholders'
	Note	Share capital	reserve	reserve	Deficit	equity
		$	$	$	$	$
As reported under GAAP		74,491,415	5,359,650	-	(22,190,622)	57,660,443
Share-based payments	(i)	-	45,142	-	(45,142)
Reclassifications	(ii)	-	(1,272,520)	1,272,520	-	-
As reported under IFRS		74,491,415	4,132,272	1,272,520	(22,235,764)	57,660,443

(b)	Total comprehensive loss

		Three months	Nine months
		ended	ended
		March 31,	March 31,
	Note	2011	2011
		$	$
Net loss and total comprehensive loss for the period under GAAP		937,767	2,195,231
Adjustments for differing accounting treatments:
Share-based payments	(i)	(44,336)	(18,290)
Total loss and comprehensive loss for the period under IFRS		893,431	2,176,941

(c)	Cash flows

The adoption of IFRS has had no impact on the net cash flows of the Company. The changes made to the statements of financial position and statements of consolidated comprehensive loss have resulted in reclassifications of various amounts on the statements of cash flows, however as there have been no changes to the net cash flows, no reconciliations have been presented. Under IFRS, the Company is presenting cash interest received as an investing activity and cash interest paid as a financing activity, whereas these were included as an operating activity under GAAP.

Notes to the IFRS reconciliation above:

(i)	Share-based payments

IFRS requires each tranche of a share-based award with different vesting dates to be considered a separate grant for purpose of fair value calculation, and the resulting fair value is amortized over the vesting period of the respective tranches. Furthermore, forfeiture estimates are recognized on the grant date and revised for actual forfeitures in subsequent periods.

Under GAAP, the fair value of share-based awards with graded vesting was calculated as one single grant and the resulting fair value was recognized on a straight-line basis over the longest vesting period. Forfeitures of awards were only recognized in the period the forfeiture occurred.

As a result, share-based compensation at July 1, 2010 was increased by $63,432, with the respective adjustments in share option reserve and deficit as at July 1, 2010.

During the three months ended March 31, 2011, share-based compensation was decreased by $44,336, with the respective adjustments in share option reserve and salaries and benefits expense.

During the nine months ended March 31, 2011, share-based compensation was decreased by $18,290, with the respective adjustments in share option reserve and salaries and benefits expense.

During the year ended June 30, 2011, share-based compensation was decreased by $6,387, with the respective adjustments in share option reserve and salaries and benefits expense.

(ii)	Reclassifications

Upon transition to IFRS, the Company has reclassified amounts relating to the fair value allocated to warrants previously included in contributed surplus to a separate warrant reserve.

As a result, as at March 31, 2011, $1,272,520 was reclassified from contributed surplus to the warrant reserve and as at June 30, 2011, $1,271,032 was reclassified to the warrant reserve.